Loss Per Common Share (Details Textual) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Income (Loss) Attributable to Parent	$ (2,909,607)	$ 5,869,400	$ 4,913,603	$ 10,515,682
Retained Earnings (Accumulated Deficit), Total	$ (7,324,015)		$ (7,324,015)		$ (5,933,870)